Basis of preparation and recent accounting developments - Narratives (Details) £ in Millions	Mar. 27, 2022 GBP (£) director	Mar. 17, 2021	Mar. 31, 2022 GBP (£) site
Disclosure of subsidiaries [line items]
Number of US Superfund sites | site			3
Prior year adjustment
Disclosure of subsidiaries [line items]
Computer software			£ 34
Narragansett Electric Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary sold		100.00%
UK Gas Transmission
Disclosure of subsidiaries [line items]
Number of aquirer's directors that we can appoint | director	2
Total number of directors | director	7
UK Gas Transmission | Forecast
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary sold	100.00%
Cash consideration received	£ 4,200
Portion of consideration received consisting of shareholding in acquirer	40.00%
Fixed interest rate bonds
Disclosure of subsidiaries [line items]
Notional amount			£ 4,200